UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1270 Hillcrest Avenue, Pasadena, CA 91106

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-484-5744

Date of fiscal year end:

3/31

Date of reporting period: 12/31/11

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		December 31, 2011
Shares	Security	Fair Value
	COMMON STOCK - 13.38%
	ENGINEERING & CONSTRUCTION - 2.03%
10,000	Layne Christensen Co. *	$ 242,000

	ENVIRONMENTAL CONTROL - 7.12%
14,000	Calgon Carbon Corp. *	219,940
65,000	Heckmann Corp. *	432,250
8,000	Met-Pro Corp.	72,320
26,400	Tri-Tech Holding Inc. *	121,704
		846,214
	MACHINERY - DIVERSIFIED - 2.80%
12,300	Gorman-Rupp Co./The	333,945

	METAL FABRICATE / HARDWARE - 1.43%
70,000	Mueller Water Products, Inc. - Cl. A	170,800

	TOTAL COMMON STOCK
	( Cost - $1,498,923)	1,592,959

	PREFERRED STOCK - 3.28%
	BEVERAGES - 3.28%
16,102	Glacier Water Trust I, Inc., 9.0625%	390,474
	TOTAL PREFERRED STOCK
	( Cost - $349,964)

	SHORT-TERM INVESTMENTS - 12.75%
1,517,840	Dreyfus Institutional Reserve Money Fund-	1,517,840
	Premier Shares, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,517,840)

	TOTAL INVESTMENTS - 29.41%
	( Cost - $3,366,727)	3,501,273
	OTHER ASSETS LESS LIABILITIES - 70.59%	8,404,847
	NET ASSETS - 100.00%	11,906,120

At December 31, 2011, net unrealized appreciation (depreciation) on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 346,538
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(211,992)
Net unrealized appreciation		$ 134,546

* Non-Income producing security.
(a) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2011.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.
The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Equity securities, including common and preferred stocks and real estate investment trusts, which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation. The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of securities are actively traded and valuation adjustments are not applied they are categorized as Level 1 of the fair value hierarchy described below.  When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized as Level 2.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		December 31, 2011

Fixed income securities such as U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as Level 1 securities.  However, fair value may be determined using an independent pricing service that considersmarket observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and other reference data.  These securities would be categorized as Level 2 securities.  The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data.  Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions.

Money market funds are valued at their net asset value of $1.00 per share and are all categorized as Level 1.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor ("Fair Value" Pricing), subject to review by the Board of Directors (the Board).  Some of the general factors that the adviser considers in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold.  These securities would be categorized as Level 3.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value and would be categorized as Level 2.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,592,959	-	-	$ 1,592,959
Preferred Stock	$ 390,474	$ -	-	$ 390,474
Short-Term Investments	$ 1,517,840	-	-	$ 1,517,840
Total	$ 3,501,273	$ -	$ -	$ 3,501,273
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/  Richard Capalbo

       Richard Capalbo, CEO / CFO

Date

2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Richard Capalbo

       Richard Capalbo, CEO / CFO

Date

2/28/12